Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities [Abstract]
Other Liabilities Disclosure [Text Block]
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities are summarized as follows:

	December 31, 2010	December 31, 2009
Deferred revenue	$3,338	$426
Programming and operating expense	450	551
Station compensation expense	3,095	3,066
Payroll and payroll related expense	2,632	5,670
Deferred rent	1,174	117
Professional fees	1,138	1,430
Restructuring and special charges	988	2,436
Accrued interest and capital leases	1,200	1,219
Derivative liability (See Note 10 - Fair Value Measurements)	1,096	—
Other operating expense	5,037	188
	$20,148	$15,103